Putnam
International
Growth and
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-98


[LOGO: BOSTON * LONDON * TOKYO]

Fund Highlights

* "[Putnam International Growth and Income Fund's] strategy has worked well overall. . . . So far, this looks to be a good way to invest overseas."

               -- Morningstar Mutual Funds, September 8, 1998

* "The launch of the euro, which threatens to intensify regional competition and to undermine pricing power, makes the need for firms to improve their financial performance all the greater."

               -- The Economist, November 21, 1998

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

18 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

In steering Putnam International Growth and Income Fund through the first half of fiscal 1999, your fund's management team focused mainly beyond the global equity environment that prevailed during the period. The managers were seeking out stocks of solid companies whose prices had declined to attractive levels following equity investors' rush to safety in the financial crisis that erupted in Asia last year.

The managers were able to acquire a number of holdings they believe will provide worthwhile capital appreciation when other investors come to recognize the underlying value of these stocks. They discuss the fund's "cheapness and change" strategy in detail in the following management report.

I am pleased to announce the recent appointment of Deborah F. Kuenstner to your fund's management team, where she joins George Stairs, who has been a member of the team since 1997. Deborah, who came to Putnam in 1997, is chief investment officer of the International Value Equity Group. She previously held positions with DuPont Pension Fund Investment and Merrill Lynch Securities Research and was an economist with the Federal Reserve Bank of New York. She has 18 years of investment experience.

Respectfully yours,


/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
February 17, 1999



Report from the Fund Managers
Deborah F. Kuenstner
George W. Stairs

The first six months of Putnam International Growth and Income Fund's 1999 fiscal year, which began July 1, 1998, provided a clear lesson in the effects of globalization. The fear that the slowdown in Asia, especially the recession in Japan, could spread around the globe and reduce corporate profits prompted investors throughout the world to sell stocks nearly simultaneously. This sharp selloff was marked by an equally quick rebound. By the end of the period, many international stocks were approaching their previous high levels.

True to our assessments of them, many of the stocks we selected performed well under these adverse conditions. Nevertheless, the fund did sustain a modest loss with a total return of -3.55% at NAV (-9.11% at public offering price) for the six months ended December 31, 1998, the first half of its 1999 fiscal year. The loss stemmed in part from our decision to partially hedge the fund's exposure to the Japanese yen because of that country's economic weakness; when the yen rose instead, the fund did not receive the full benefit of this appreciation. For complete performance information, including the returns of all share classes, please turn to the performance tables on page 9.

* FUND WEATHERS UNUSUAL GLOBAL STORMS

In the middle of July, many international stocks started on a downward path, as global investors reacted to events in Japan and Russia. At the time, the Japanese government appeared incapable of resolving the nation's recession and banking crisis. It became clear that this paralysis had the potential to weaken the yen and cause renewed instability in Asia. Meanwhile, in Moscow, the government decided unilaterally to reschedule its foreign debt, dealing a heavy blow to the confidence of global investors. For much of July, August, and September, global stock markets sank.

In retrospect, this sudden risk aversion appears to have been an overreaction. Economic growth in Europe and the United States remained positive throughout the period. Japan's government, though moving at a snail's pace, began the process of reform; it has since closed two insolvent banks and stimulated its economy with fiscal policy measures. International investors began to consider these problems from a more appropriate perspective -- Russia's economy, after all, is far too small to influence the global economy -- and nerves were further calmed by interest-rate cuts in a number of countries. As investors began to relax, global markets rallied.

It is important to remember that although these general conditions affect the performance of your fund, we are far more concerned with company-specific issues than with short-term swings in investor sentiment. As we have stated in previous reports, we analyze international companies to identify those that are financially solid, generate strong cash flow, are priced attractively, and are experiencing positive change that can improve their long-term earnings prospects. We consider stocks with these qualities of cheapness and change to be less volatile over time and thereby to offer a relatively low-risk way to invest in international stocks.

* VALUE STOCKS PERFORM WELL IN ROUGH MARKETS

Our search for stocks exhibiting cheapness and change leads us to many unsung heroes, or stocks that we believe are misjudged by the market. When other investors fail to recognize a company for its solid financial condition or strong management capabilities, the stock can become inexpensive and represent a great value investment opportunity. Here are a few examples.


[GRAPHIC OMITTED: horizontal bar chart of TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banks                                    14.0%

Telecommunications                       12.5%

Electronics and
electrical equipment                     11.8%

Food and beverages                        7.4%

Oil and gas                               6.5%

Footnote reads:
*Based on net assets as of 12/31/98. Holdings will vary over time.

During October, we purchased Swisscom AG in an initial public offering. This company, which could be thought of as the AT&T of Switzerland, is being privatized after years as a state-run utility, the sort of investment opportunity that is available primarily in international markets. Swisscom operates the traditional telephone service in Switzerland, but its skillful executive management has also enabled it to dominate the Swiss markets for cellular phones and computer data networking. We acquired the stock for what we considered a compelling discount and it had appreciated approximately 40% by the end of the reporting period. Although this holding, as well as others mentioned in this report, was viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Dao Heng Bank Group Ltd. is a midsize Hong Kong bank whose stock was hurt unfairly, we believe, by the Asian crisis. It had no exposure to commercial lending, which might have put it at risk. Instead, it boasts a nicely growing business of domestic consumer credit services. We added to the fund's existing stake in Dao Heng during the summer, when general pessimism regarding Asia depressed the stock price even further. Since then, it has risen substantially and we sold it at a profit. Another Asian stock, one that exemplifies our expertise in identifying companies making the right kinds of internal change, is Kirin Brewery. While the Japanese stock market declined 17% over the semiannual period, Kirin's stock appreciated 12%, bucking the trend, because of positive changes in its operations and product line. A new president restructured the company by closing older and smaller plants and trimming the work force, while a new marketing team introduced a line of low-malt beer that has quickly grown popular with Japanese consumers.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Philips Electronics (Netherlands)
Electronics and electrical equipment

Akzo-Nobel NV (Netherlands)
Chemicals

Telecom Italia SpA (Italy)
Telecommunications

Pharmacia & Upjohn (Sweden)
Pharmaceuticals and biotechnology

CRH PLC (Ireland)
Building and construction

Elf Aquitaine (France)
Oil and gas

ENI SpA (Italy)
Oil and gas

STMicroelectronics (France)
Semiconductors

Hoechst AG (Germany)
Chemicals

Promise Co. (Japan)
Financial services


Footnote reads:
These holdings represent 22.2% of the fund's net assets as of 12/31/98. Portfolio holdings will vary over time.

Of course, portfolio management also involves making the correct sell decisions. During the period, we decided to sell the fund's stake in Total, a French oil company. We believed that the company's recent decisions about acquisitions would not lead to the sort of earnings improvement that we had anticipated.

* EURO CURRENCY TO BENEFIT MULTINATIONALS

After much preparation and fanfare, the euro debuted on January 1, 1999. This new currency unites 11 European Union nations into one monetary bloc, thereby eliminating fluctuations in exchange rates among those countries. We view this as a positive event for the European economy and for the type of companies that we buy for this fund. Since most of our holdings are large companies with multinational operations, the elimination of currency conversions should help them reduce costs. The euro is also likely to increase the pace of industry consolidation and should allow large companies that have operations in the 11 euro countries to take advantage of their size, financial strength, and operational excellence. In general, we invest in companies whose strategic goals seek to achieve greater efficiencies: these goals are aligned with the sort of change that Europe's Economic and Monetary Union is striving to promote.

* FUND POSITIONED FOR MODERATE GROWTH CLIMATE

As the fund enters the second half of its fiscal year, we believe that its holdings, chosen for their long-term prospects, are also well positioned for events on the immediate investment horizon. In comparison with previous years, the fund has less emphasis on companies whose earnings are heavily influenced by the economic cycle or by commodity prices. Although economic growth is likely to continue, we anticipate better performance from companies focused on internal changes that have sufficient cash flow to finance their strategies. At this time, Europe is the most fertile area for this type of company. Although the fund has relatively few Japanese holdings, the low level of stock prices in Japan relative to the rest of the world is presenting some value opportunities. We believe our insistence on value in the stocks we purchase helps to offset the numerous risks of international investing while still providing the fund exposure to companies around the world that lead their industries in undertaking positive change.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/98, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.

Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Growth and Income Fund is designed for investors seeking long-term growth of capital. Current income is a secondary objective.


TOTAL RETURN FOR PERIODS ENDED 12/31/98

                                Class A          Class B            Class M
(inception date)               (8/1/96)         (8/1/96)           (8/1/96)
                             NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                   -3.55%   -9.11%   -3.88%   -8.40%   -3.82%   -7.16%
------------------------------------------------------------------------------
1 year                     11.64     5.20    10.76     5.76    11.01     7.16
------------------------------------------------------------------------------
Life of fund               46.15    37.75    43.50    40.50    44.36    39.29
Annual average             17.05    14.21    16.17    15.15    16.46    14.74
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/98

                                               MSCI EAFE          Consumer
                                                 Index          Price Index
------------------------------------------------------------------------------
6 months                                         3.51%             0.74%
------------------------------------------------------------------------------
1 year                                          20.00              1.80
------------------------------------------------------------------------------
Life of fund                                    27.65              4.59
Annual average                                  10.62              1.87
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Also, performance data do not take into account any adjustments for taxes payable on reinvested distributions.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 12/31/98

                                Class A       Class B        Class M
------------------------------------------------------------------------------
Distributions (number)             4             1              2
------------------------------------------------------------------------------
Income                          $0.248        $0.183         $0.191
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                        0.318         0.318          0.318
------------------------------------------------------------------------------
Short-term                       0.178         0.178          0.178
------------------------------------------------------------------------------
 Total                          $0.744        $0.679         $0.687
------------------------------------------------------------------------------
Share value:                 NAV      POP       NAV       NAV      POP
------------------------------------------------------------------------------
6/30/98                   $12.25   $13.00    $12.18    $12.22   $12.66
------------------------------------------------------------------------------
12/31/98                   11.08    11.76     11.01     11.05    11.45
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

The Europe, Australia and the Far East (EAFE) component of the Morgan Stanley Capital International World Index is an unmanaged list of international equity securities, excluding U.S., with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


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

Portfolio of investments owned
December 31, 1998 (Unaudited)

COMMON STOCKS (94.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Apparel (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,740  Christian Dior (France)                                                                 $     302,990
             17,550  Gucci Group (Netherlands)                                                                     831,045
                                                                                                            --------------
                                                                                                                 1,134,035

Automobiles (3.0%)
--------------------------------------------------------------------------------------------------------------------------
            321,000  Honda Motor Co., Ltd. (Japan)                                                              10,522,266
            205,215  Michelin Corp. Class B, (France)                                                            8,206,838
            306,727  Volvo AB (Sweden)                                                                           7,026,013
                                                                                                            --------------
                                                                                                                25,755,117

Banks (14.0%)
--------------------------------------------------------------------------------------------------------------------------
            168,280  ABN Amro Holdings N.V. (Netherlands)                                                        3,536,611
            731,154  Bank of Nova Scotia (Canada)                                                               16,123,128
          1,686,432  Den Norske Bank A.S.A. (Norway)                                                             5,812,996
            110,808  Deutsche Bank AG (Germany)                                                                  6,524,184
          1,187,300  Development Bank of Singapore Ltd. (Singapore)                                             10,724,929
            174,688  ForeningsSparbanken AB (Sweden)                                                             4,517,793
            590,189  HSBC Holdings PLC (United Kingdom)                                                         14,704,061
              3,579  Julius Baer Holdings AG (Switzerland)                                                      11,895,257
            631,284  National Bank of Canada (Canada)                                                           10,229,234
            574,851  National Westminster Bancorp Inc. (United Kingdom)                                         11,043,798
             57,683  Societe Generale (France)                                                                   9,340,833
             45,710  UBS AG (Switzerland)                                                                       14,044,135
                                                                                                            --------------
                                                                                                               118,496,959

Broadcasting (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             12,463  Television Francaise I (France)                                                             2,218,885

Building and Construction (3.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,095,847  Cemex, S.A. de C.V. (Mexico)                                                                4,519,832
          1,061,959  CRH PLC (Ireland)                                                                          18,317,943
          4,368,600  Pioneer International Ltd. (Australia)                                                      9,216,326
                                                                                                            --------------
                                                                                                                32,054,101

Chemicals (5.2%)
--------------------------------------------------------------------------------------------------------------------------
            443,461  Akzo-Nobel N.V. (Netherlands)                                                              20,173,406
            154,210  Bayer AG ADR (Germany) (NON)                                                                6,440,464
            412,863  Hoechst AG (Germany)                                                                       17,131,348
                                                                                                            --------------
                                                                                                                43,745,218

Conglomerates (6.2%)
--------------------------------------------------------------------------------------------------------------------------
          6,159,398  BTR PLC (United Kingdom)                                                                   12,660,174
            500,461  SKF AB Class B, (Sweden)                                                                    5,824,331
             23,107  Suez Lyonnaise Eaux Finance (France) (NON)                                                  4,746,513
          2,784,467  Tomkins PLC (United Kingdom)                                                               13,085,035
             62,166  Vivendi (France)                                                                           16,129,100
                                                                                                            --------------
                                                                                                                52,445,153

Consumer Products (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            456,405  BAT PLC (United Kingdom) (NON)                                                              3,998,298
            454,908  Unilever Group (United Kingdom)                                                             5,082,334
                                                                                                            --------------
                                                                                                                 9,080,632

Electric Utilities (5.5%)
--------------------------------------------------------------------------------------------------------------------------
             21,348  Electrabel S.A. (Belgium)                                                                   9,369,410
            419,702  Iberdrola S.A. (Spain) (NON)                                                                7,852,222
            325,300  Iberdrola S.A. II (Spain) (NON)                                                             6,086,051
            748,647  Scottish Power PLC (United Kingdom)                                                         7,662,911
            264,888  Veba (Vereinigte Elektrizitaets Bergwerks)
                       AG (Germany)                                                                             15,858,604
                                                                                                            --------------
                                                                                                                46,829,198

Electronics and Electrical Equipment (11.8%)
--------------------------------------------------------------------------------------------------------------------------
            277,000  Canon, Inc. (Japan)                                                                         5,910,539
          4,134,335  Cookson Group PLC (United Kingdom)                                                          8,977,527
            230,000  Fuji Photo Film Co. (Japan)                                                                 8,535,074
            335,384  Philips Electronics N.V. (Netherlands)                                                     22,483,844
            902,000  Ricoh Co., Ltd. (Japan)                                                                     8,304,326
          3,610,021  Siebe PLC (United Kingdom)                                                                 14,182,011
            196,300  Sony Corp. (Japan)                                                                         14,274,151
            223,677  STMicroelectronics (France)                                                                17,610,156
                                                                                                            --------------
                                                                                                               100,277,628

Financial Services (3.9%)
--------------------------------------------------------------------------------------------------------------------------
          5,775,000  Nikko Securities Co. Ltd. (Japan)                                                          16,072,843
            323,700  Promise Co., Ltd. (Japan)                                                                  16,817,064
                                                                                                            --------------
                                                                                                                32,889,907

Food and Beverages (7.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,084,573  Bass PLC (United Kingdom)                                                                  15,730,647
            218,500  Diageo PLC (United Kingdom)                                                                 2,477,350
          4,614,591  Fomento Economico Mexicano, S.A. de C.V. (Mexico)                                          12,585,248
             22,469  Groupe Danone (France)                                                                      6,432,695
            963,000  Kirin Brewery Co. Ltd. (Japan)                                                             12,252,337
              3,224  Nestle S.A. (Switzerland)                                                                   7,018,391
            525,839  Scottish & Newcastle PLC (United Kingdom)                                                   6,083,982
                                                                                                            --------------
                                                                                                                62,580,650

Insurance (5.7%)
--------------------------------------------------------------------------------------------------------------------------
             86,152  AGF (Assurances Generales de France) (France)                                               5,145,658
            877,877  Allied Zurich AG (United Kingdom) (NON)                                                    13,045,589
            274,635  Internationale Nederlanden Groep (Netherlands)                                             16,730,890
          3,318,788  Istituto Nazionale delle Assicurazioni (Italy)                                              8,772,306
             64,540  SCOR (France)                                                                               4,267,098
                                                                                                            --------------
                                                                                                                47,961,541

Oil and Gas (6.5%)
--------------------------------------------------------------------------------------------------------------------------
            667,149  British Petroleum Co. PLC (United Kingdom)                                                  9,925,151
            153,742  Elf Aquitaine S.A. (France) (NON)                                                          17,771,098
          2,708,834  Ente Nazionale Idrocarburi (ENI) SpA (Italy) (NON)                                         17,715,612
            355,592  YPF S.A. ADR (Argentina)                                                                    9,934,352
                                                                                                            --------------
                                                                                                                55,346,213

Paper (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,027,252  Abitibi-Consolidated, Inc. (Canada)                                                         9,530,858
            363,052  Svenska Cellulosa AB Class B (Sweden)                                                       7,913,818
                                                                                                            --------------
                                                                                                                17,444,676

Pharmaceuticals and Biotechnology (4.5%)
--------------------------------------------------------------------------------------------------------------------------
              2,173  Novartis AG ADR (Switzerland)                                                               4,271,642
            352,230  Pharmacia & Upjohn, Inc. (Sweden)                                                          19,693,648
            368,000  Sankyo Co., Ltd. (Japan)                                                                    8,031,098
            178,000  Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                                 5,724,684
                                                                                                            --------------
                                                                                                                37,721,072

Steel (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            141,856  Pohang Iron & Steel Company, Ltd. ADR
                       (South Korea)                                                                             2,393,820

Telecommunications (12.5%)
--------------------------------------------------------------------------------------------------------------------------
            527,800  Cable & Wireless Optus Ltd. 144A (Australia) (NON)                                          1,107,031
            410,354  Deutsche Telekom AG (Germany) (NON)                                                        13,503,512
            355,952  Hellenic Telecommunication Organization
                       S.A. (Greece)                                                                             9,465,804
            913,900  Mahanager Telephone GDR 144A (India)                                                       11,314,082
              1,406  Nippon Telegraph and Telephone Corp. (Japan)                                               10,832,581
            198,933  Portugal Telecom S.A. (Portugal)                                                            9,107,251
             31,528  Swisscom AG (Switzerland)                                                                  13,198,835
          1,011,100  Telecom Corp. of New Zealand Ltd. (New Zealand)                                             4,385,166
          1,979,077  Telecom Corp. of New Zealand Ltd. (partly paid shares)
                       (New Zealand)                                                                             4,317,663
          2,330,337  Telecom Italia SpA (Italy)                                                                 19,897,012
            188,408  Telfonica de Espana (Spain)                                                                 8,377,525
            188,408  Telfonica de Espana (Rights) (Spain) (NON)                                                    167,285
                                                                                                            --------------
                                                                                                               105,673,747

Transportation (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            645,628  British Airways PLC (United Kingdom)                                                        4,336,957
            367,744  Peninsular and Oriental Steam Navigation Co.
                       (United Kingdom)                                                                          4,331,012
                                                                                                            --------------
                                                                                                            $    8,667,969
                                                                                                            --------------
                     Total Common Stocks (cost $744,116,390)                                                $  802,716,521

CONVERTIBLE PREFERRED STOCKS (0.6%) (a) (cost $4,855,625)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             98,300  St George Bank Ltd. 144A $4.50 cv. pfd. (Australia)                                    $    4,706,113

SHORT-TERM INVESTMENTS (5.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $4,367,000  Delaware Funding Corp. effective yield of 5.73%,
                       January 20, 1999                                                                     $    4,353,099
         15,000,000  Metlife Funding effective yield of 5.35%,
                       January 29, 1999                                                                         14,934,479
            712,000  U.S. Treasury Bill due March 4, 1999 (SEG)                                                    706,690
         30,118,000  Interest in $750,000,000 tri-party repurchase agreement dated December 31, 1998 with Goldman Sachs & Co.
                       due January 4, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $30,133,728 for an
                       effective yield of 4.7%                                                                  30,121,932
                                                                                                            --------------
                     Total Short-Term Investments (cost $50,116,200)                                        $   50,116,200
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $799,088,215) (b)                                              $  857,538,834
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $846,156,478.

  (b) The aggregate identified cost on a tax basis is $803,648,150, resulting in gross unrealized appreciation and depreciation of $114,024,221 and $60,133,537, respectively, or net unrealized appreciation of $53,890,684.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 1998.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR or after the name of a foreign holding stands for American Depository Receipts or Global Depository
      Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      Diversification by Country

      Distribution of investments by country of issue at December 31, 1998: (as percentage of Market Value)

         Argentina    1.2%        Mexico             2.0%
         Australia    1.7         Netherlands        7.4
         Belgium      1.1         New Zealand        1.0
         Canada       4.2         Portugal           1.1
         France      10.8         Singapore          1.3
         Germany      6.9         Spain              2.6
         Greece       1.1         Sweden             5.2
         India        1.3         Switzerland        5.9
         Ireland      2.1         United Kingdom    17.2
         Italy        5.4         Other              1.0
         Japan       13.7         United States      5.8
                                                    ----
                                  Total            100.0%

-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at December 31, 1998 (Unaudited)
(aggregate face value $7,316,816)
                                                                  Unrealized
                                    Aggregate Face   Delivery    Appreciation/
                     Market Value        Value         Date     (Depreciation)
-------------------------------------------------------------------------------
French Franc          $3,322,576      $3,338,192      1/29/99      $(15,616)
Japanese Yen           4,259,895       3,978,624      3/17/99       281,271
-------------------------------------------------------------------------------
                                                                   $265,655
-------------------------------------------------------------------------------
Futures Contracts Outstanding at December 31, 1998 (Unaudited)
                                    Aggregate Face   Expiration    Unrealized
                      Total Value       Value           Date      Appreciation
-------------------------------------------------------------------------------
CAC40 Index (Long)    $3,549,646      $3,392,626       Jan-99       $157,020
Topix Index (Long)     3,992,932       3,918,393       Mar-99         74,539
-------------------------------------------------------------------------------
                                                                    $231,559
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
December 31, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $799,088,215) (Note 1)        $857,538,834
-----------------------------------------------------------------------------------------------
Cash                                                                                     35,970
-----------------------------------------------------------------------------------------------
Dividends and other receivables                                                       1,532,063
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,192,103
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          927,175
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                          281,271
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                         94,410
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                         463,559
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                               49,042
-----------------------------------------------------------------------------------------------
Total assets                                                                        862,114,427

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                          1,641
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      1,802,849
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            2,599,858
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,520,592
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              205,711
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           11,124
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,863
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  637,443
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                              15,616
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                         8,999,262
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  160,990
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    15,957,949
-----------------------------------------------------------------------------------------------
Net assets                                                                         $846,156,478

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $807,532,249
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (3,526,473)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                               (17,510,680)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                    59,661,382
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding          $846,156,478

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($405,958,555 divided by 36,628,755 shares)                                              $11.08
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.08)*                                  $11.76
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($404,317,314 divided by 36,726,356 shares)**                                            $11.01
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($35,880,609 divided by 3,245,739 shares)                                                $11.05
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.05)*                                  $11.45
-----------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended December 31, 1998 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $496,118)                                         $  5,630,442
-----------------------------------------------------------------------------------------------
Interest                                                                              1,065,566
-----------------------------------------------------------------------------------------------
Total investment income                                                               6,696,008

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      3,093,551
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          990,425
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                       17,234
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          5,742
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   486,333
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,949,248
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   132,627
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            7,736
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  33,167
-----------------------------------------------------------------------------------------------
Registration fees                                                                        18,176
-----------------------------------------------------------------------------------------------
Auditing                                                                                 25,643
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,994
-----------------------------------------------------------------------------------------------
Postage                                                                                 117,426
-----------------------------------------------------------------------------------------------
Other                                                                                   103,639
-----------------------------------------------------------------------------------------------
Total expenses                                                                        6,983,941
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (40,902)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          6,943,039
-----------------------------------------------------------------------------------------------
Net investment loss                                                                    (247,031)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      8,560,724
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                        (434,159)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (11,767,129)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                                  2,848,963
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period            (32,346,051)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (33,137,652)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $(33,384,683)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    December 31         June 30
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                       $   (247,031)   $  9,924,381
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                        (3,640,564)     37,478,782
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies                                                   (29,497,088)     62,552,558
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     (33,384,683)    109,955,721
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (7,569,224)     (4,316,678)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (6,340,200)     (2,639,976)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (580,897)       (294,261)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (17,231,317)     (9,086,740)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (17,184,366)     (9,331,399)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (1,524,471)       (939,594)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    67,074,081     429,655,129
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (16,741,077)    513,002,202

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                        862,897,555     349,895,353
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income and undistributed net
investment income of $3,526,473 and
$11,210,879, respectively)                                                         $846,156,478    $862,897,555
---------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                      ended                        For the period
Per-share                                                                          December 31      Year ended     August 1, 1996+
operating performance                                                              (Unaudited)        June 30         to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $12.25           $10.76            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                               .02              .23              .15
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    (.45)            1.78             2.13
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  (.43)            2.01             2.28
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.24)            (.16)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.50)            (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.74)            (.52)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $11.08           $12.25           $10.76
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                                            (3.55)*          19.56            26.73*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $405,959         $409,456         $157,990
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                              .67*            1.36             1.52*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .16*            1.98             1.61*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                36.11*           53.57            70.25*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                      ended                        For the period
Per-share                                                                          December 31      Year ended     August 1, 1996+
operating performance                                                              (Unaudited)        June 30        to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $12.18           $10.72            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                              (.02)             .14              .10
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    (.47)            1.78             2.10
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  (.49)            1.92             2.20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.18)            (.10)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.50)            (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.68)            (.46)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $11.01           $12.18           $10.72
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                                            (3.88)*          18.68            25.80*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $404,317         $414,609         $174,801
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                             1.05*            2.11             2.21*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              (.21)*           1.21             1.03*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                36.11*           53.57            70.25*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                      ended                        For the period
Per-share                                                                          December 31      Year ended     August 1, 1996+
operating performance                                                              (Unaudited)        June 30        to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $12.22           $10.74            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                              (.01)             .16              .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    (.47)            1.79             2.11
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  (.48)            1.95             2.23
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.19)            (.11)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.50)            (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.69)            (.47)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $11.05           $12.22           $10.74
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                                            (3.82)*          18.95            26.17*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $35,881          $38,832          $17,105
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                              .92*            1.86             1.98*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              (.09)*           1.40             1.19*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                36.11*           53.57            70.25*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.



Notes to financial statements
December 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam International Growth and Income Fund ("the fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks that offer potential for capital growth and may invest in stocks that offer potential for current income.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at fair market value, which is determined using the last reported sale price, or, if no sales are reported -- as is the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended December 31, 1998, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

L) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $64,834. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

As part of the subcustodian contract between the subcustodian bank and by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc., the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At December 31, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1998, fund expenses were reduced by $40,902 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,300 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended December 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $208,761 and $7,109 from the sale of class A and class M shares, respectively and $301,188 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended December 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $14,351 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended December 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $263,290,002 and $270,773,880, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At December 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                        Six months ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,874,726       $110,368,835
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,178,364         23,462,847
-----------------------------------------------------------------------------
                                                12,053,090        133,831,682

Shares
repurchased                                     (8,851,637)       (98,142,711)
-----------------------------------------------------------------------------
Net increase                                     3,201,453       $ 35,688,971
-----------------------------------------------------------------------------

                                                          Year ended
                                                         June 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     31,905,061       $361,530,729
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,227,209         12,820,948
-----------------------------------------------------------------------------
                                                33,132,270        374,351,677

Shares
repurchased                                    (14,386,557)      (162,552,408)
-----------------------------------------------------------------------------
Net increase                                    18,745,713       $211,799,269
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,608,533       $ 52,035,853
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,003,681         21,479,417
-----------------------------------------------------------------------------
                                                 6,612,214         73,515,270

Shares
repurchased                                     (3,923,563)       (42,785,078)
-----------------------------------------------------------------------------
Net increase                                     2,688,651       $ 30,730,192
-----------------------------------------------------------------------------

                                                            Year ended
                                                          June 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     20,487,944       $232,271,448
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,068,162         10,991,378
-----------------------------------------------------------------------------
                                                21,556,106        243,262,826

Shares
repurchased                                     (3,819,022)       (43,140,234)
-----------------------------------------------------------------------------
Net increase                                    17,737,084       $200,122,592
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        367,881        $ 4,172,776
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      177,638          1,911,373
-----------------------------------------------------------------------------
                                                   545,519          6,084,149

Shares
repurchased                                       (477,729)        (5,429,231)
-----------------------------------------------------------------------------
Net increase                                        67,790          $ 654,918
-----------------------------------------------------------------------------

                                                            Year ended
                                                          June 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,322,501        $26,168,623
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      103,174          1,064,848
-----------------------------------------------------------------------------
                                                 2,425,675         27,233,471

Shares
repurchased                                       (840,499)        (9,500,203)
-----------------------------------------------------------------------------
Net increase                                     1,585,176        $17,733,268
-----------------------------------------------------------------------------


PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund [DAGGER]

High Yield Advantage Fund [DOUBLE DAGGER]

High Yield Total Return Fund

High Yield Trust [DOUBLE DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DAGGER] Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam Fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Deborah F. Kuenstner
Vice President and Fund Manager

George W. Stairs
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109
www.putnaminv.com
---------------------
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U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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SA024-49323-2CE/2CG/2CH 2/99